License Agreements - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Nov. 30, 2007 Dainippon Sumitomo Pharma Co., Ltd. (Dainippon)	Jul. 31, 2009 Emory University Licensing of certain patents for a class of compounds	Dec. 31, 2007 Emory University Licensing of certain patents for a class of compounds	Dec. 31, 2011 Emory University Licensing of certain patents for a class of compounds	Aug. 31, 2009 Emory University Patent rights to a second class of compounds	Feb. 28, 2008 Emory University Patent rights to a second class of compounds	Dec. 31, 2011 Emory University Patent rights to a second class of compounds
License Agreements [Line Items]
Payments for license agreement	$ 200,000		$ 75,000			$ 60,000
Additional payment for license agreement that the company will be required to make	200,000
Value of common stock issued as payment for license agreement		150,000			150,000
Amount that would have been owed in additional development and regulatory milestones under the terms of the license agreement				$ 5,775,000			$ 5,850,000